U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

January 18, 2012

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Hatteras Alternative Mutual Funds Trust (the “Trust”) File Nos.: 333-86348 and 811-21079

Dear Sir or Madam:

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, the Trust, on behalf of its series, the Hatteras Managed Futures Fund (the “Fund”), hereby submits Post-Effective Amendment No. 40 to the Trust’s Registration Statement for the sole purpose of designating February 17, 2012, as the new effective date for Post-Effective Amendment No. 37, previously filed on Form N-1A on October 7, 2011.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures